DERIVATIVE FINANCIAL INSTRUMENTS 7 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Hedge Ineffectiveness [Line Items]
Loss on Cash Flow Hedge Ineffectiveness	$ 1	$ 2	$ 0